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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

     AIM COUNSELOR SERIES TRUST
     11 GREENWAY PLAZA, SUITE 100
     HOUSTON, TEXAS 77046-1173

2.   The name of each series or class of
     securities for which this Form is filed (if
     the Form is being filed for all series and
     classes of securities of the issuer, check
     the box but do not list series or classes):                             [X]

3.   Investment Company Act File Number:
     811-09913

     Securities Act File Number: 333-36074

4(a). Last day of fiscal year for which this Form is filed: AUGUST 31, 2008

4(b). [ ]  Check box if this Form is being filed
           late (i.e., more than 90 calendar
           days after the end of the issuer's
           fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ]  Check box if this is the last time
           the issuer will be filing this Form.
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
5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year pursuant
          to section 24(f):                                         $678,920,173
                                                                    ------------

     (ii) Aggregate price of securities redeemed
          or repurchased during the fiscal year:   $521,508,407
                                                   ------------

     (iii) Aggregate price of securities
          redeemed or repurchased during any
          prior fiscal year ending no earlier
          than October 11, 1995 that were not
          previously used to reduce regis-
          tration fees payable to the
          Commission:                              $ 94,642,199
                                                   ------------

     (iv) Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                             $616,150,606
                                                                    ------------

     (v)  Net sales -- if Item 5(i) is greater
          than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]:                                          $ 62,769,567
                                                                    ------------

     (vi) Redemption credits available for use
          in future years                                           $          0
                                                                    ------------
     - if Item 5(i) is less than Item 5(iv)
     [subtract Item 5(iv) from Item 5(i)]:

     (vii) Multiplier for determining
          registration fee (See Instruction
          C.9):                                                   x    0.0000393
                                                                    ------------

     (viii)Registration fee due [multiply Item
          5(v) by Item 5(vii)] (enter "0" if no
          fee is due):                                            = $   2,466.84
                                                                    ------------

6.   Prepaid Shares

If   the response to item 5(i) was determined by
     deducting an amount of securities that were
     registered under the Securities Act of 1933
     pursuant to rule 24e-2 as in effect before
     October 11, 1997, then report the amount of
     securities (number of shares or other
     units) deducted here: __. If there is a
     number of shares or other units that were
     registered pursuant to rule 24e-2 remaining
     unsold at the end of the fiscal year for
     which this form is filed that are available
     for use by the issuer in future fiscal
     years, then state that number here:
     ____________.

7.   Interest due - if this Form is being filed
     more than 90 days after the end of the
     issuer's fiscal year (see Instruction D):                    + $
                                                                    ------------

8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                     = $   2,466.84
                                                                    ============
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9.   Date the registration fee and any interest payment was
     sent to the Commission's lockbox depository: November 20,
     2008

          Method of Delivery:
                              [X] Wire Transfer
                              [ ] Mail or other means

                                   SIGNATURES

This Form has been signed below by the following persons on behalf of the issuer and in the Capacities and on the dates indicated.


By (Signature and Title)*  /s/  Sheri Morris
                           ---------------------------------------
                           Sheri Morris, Vice President, Treasurer
                           and Principal Financial Officer

Date November 21, 2008

*    Please print the name and title of the signing officer below the signature.